Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	Useful life	December 31, 2021	December 31, 2020
Fishing vessels	10 - 20 Years	$340,901,149	$304,764,105
Vehicles	5 Years	41,920	23,336
Fishing vessels under construction		3,377,147
Office and other equipment	3 – 5 Years	499,506	488,084
		344,819,722	305,275,525
Less: accumulated depreciation		(72,570,376)	(55,120,514)
		$272,249,346	$250,155,011